Related Party Balances and Transactions - Schedule of Movement of Allowance for Expected Credit Loss (Details) - Related Party [Member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Movement of Allowance for Expected Credit Loss [Line Items]
Balance at beginning of the year	$ 74,391
(Reversal) provision	(74,432)	74,943
Exchange adjustment	41	(552)
Ending balance		$ 74,391